CONVERTIBLE PREFERRED STOCK AND COMMON STOCK - Schedule of Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	409,351,021	409,351,021	321,346,716
Convertible preferred stock, shares outstanding	175,528,225	175,437,783	191,139,933	186,466,181
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)	$ 220,955	$ 220,563	$ 231,129	$ 218,931
Convertible preferred stock, liquidation preference	$ 258,084	$ 257,947	$ 258,041
Series 1 convertible preferred stock, 4,305 shares authorized	4,305	4,305	4,305
Series 1 convertible preferred stock, shares outstanding	2,961	2,961	2,961
Authorized Shares (in shares)	409,351,021
Outstanding Shares (in shares)	175,531,186
Series D'
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	190,000,000	190,000,000	102,000,000
Convertible preferred stock, shares outstanding	105,386,149	105,386,149	78,932,752
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)	$ 129,339
Convertible preferred stock, liquidation preference	$ 161,515	$ 161,516	$ 120,972
Series D
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	87,235,535	87,235,535	87,235,535
Convertible preferred stock, shares outstanding	33,483,143	33,392,701	35,586,652
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)	$ 46,979
Convertible preferred stock, liquidation preference	$ 51,316	$ 51,178	$ 54,540
Series C
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	64,129,209
Convertible preferred stock, shares outstanding	23,298,388
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)	$ 35,293
Convertible preferred stock, liquidation preference	$ 35,514
Series B
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	36,969,407	36,969,407	36,969,407
Convertible preferred stock, shares outstanding	9,185,302	9,185,302	9,126,596
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)	$ 7,049
Convertible preferred stock, liquidation preference	$ 7,123	$ 7,123	$ 7,078
Series A'
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	30,991,277
Convertible preferred stock, shares outstanding	4,158,503
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)	$ 1,702
Convertible preferred stock, liquidation preference	$ 1,865
Series A
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	21,288
Convertible preferred stock, shares outstanding	16,740
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)	$ 593
Convertible preferred stock, liquidation preference	$ 751
Series 1
Class of Stock [Line Items]
Convertible preferred stock, shares authorized		4,305	4,305
Convertible preferred stock, shares outstanding		2,961	2,961
Series 1 convertible preferred stock, 4,305 shares authorized	4,305
Series 1 convertible preferred stock, shares outstanding	2,961